INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2023	December 31, 2022
Equity Securities	5,866	7,283
Total Investment in Debt and Equity Securities	5,866	7,283

Corporate Bonds

During the six months ended June 30, 2023, the Company held no investments in corporate bonds.

During the year ended December 31, 2022, the Company received an aggregate amount of $4.7 million from the redemption of NorAm Drilling Company AS ("NorAm Drilling") bonds and recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.5 million previously recognized in other comprehensive income was recognized in the Consolidated Statements of Operations.

During the year ended December 31, 2022, the Company received an aggregate amount of $9.6 million from the redemption of NT Rig Holdco Liquidity 12% bonds and NT Rig Holdco 7.5% bonds, following the sale of five jack-up rigs by NT Rig Holdco. A realized gain of $4.7 million was recognized in the Consolidated Statements of Operations in relation to the redemption of the bonds.
The corporate bonds were classified as available-for-sale securities and were recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

Equity Securities

As of June 30, 2023, the equity securities comprise of approximately $1.3 million shares in NorAm Drilling which are traded in the Norwegian Over-the-Counter market ("OTC") and now traded on the Euronext Growth exchange in Oslo since October 2022. The Company recognized a mark to market loss of $0.8 million in the Statement of Operations in the six months ended June 30, 2023, together with a foreign exchange loss of $0.6 million in Other Financial Items in the Statement of Operations.

In December 2019, the Company entered into a forward contract to repurchase 3.4 million shares of Frontline plc (formerly Frontline Ltd.) (“Frontline”), a related party, for $36.8 million in June 2020.

In 2020, the Company repurchased and simultaneously sold approximately 2.0 million shares in Frontline for total proceeds of $21.1 million and recorded gains of $2.3 million in the Statement of Operations in respect of the sales.
The Company renewed the forward contract continuously from 2019 until September 2022. During the year ended December 31, 2022, the Company had a forward contract to repurchase 1.4 million shares of Frontline, at a repurchase price of $16.7 million including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. A net gain of $4.6 million was recognized in the Statement of Operations in respect of the settlement (See Note 17: Related Party Transactions).